Employee Benefit Plans (Change In Project Benefit Obligations) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at beginning of year	$ 3,400	$ 3,162	$ 3,162	$ 3,500
Service cost	8	7	25	27	$ 24
Interest cost	25	32	128	121	131
Participant contributions
Plan amendments
Actuarial (gain) loss			367	(232)
Benefits paid			(164)	(175)
Annuity purchase			(118)	(79)
Projected benefit obligation at end of year			3,400	3,162	3,500
Accumulated benefit obligation at end of year			3,283	3,069
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at beginning of year	999	1,006	1,006	1,198
Service cost	1	2	6	8	7
Interest cost	$ 8	$ 11	43	44	47
Participant contributions			19	19
Plan amendments					(78)
Actuarial (gain) loss			(5)	(196)
Benefits paid			(70)	(67)
Annuity purchase
Projected benefit obligation at end of year			999	1,006	$ 1,198
Accumulated benefit obligation at end of year